UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited)

Franklin California High Yield Municipal Fund	Units	Value
Common Stocks and Other Equity Interests (Cost $611,326) 0.0%†
Diversified Financial Services 0.0%†
[a,b]1155 Island Avenue LLC, LP	7,830,849	$611,323

	Principal Amount
Corporate Bonds (Cost $3,523,882) 0.2%
Diversified Financial Services 0.2%
[b,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,523,882	3,527,060

Municipal Bonds 89.9%
California 85.6%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	7,500,000	8,700,150
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,362,880
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,015,000	3,020,548
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,270,000	3,668,351
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,
9/01/27	2,015,000	2,056,569
9/01/37	1,685,000	1,712,583
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	2,328,066
Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	2,111,300
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	15,000,000	17,230,050
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	811,094
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,585,250
Series B, 5.35%, 9/01/28	935,000	952,428
Series B, 5.40%, 9/01/35	1,390,000	1,414,256
Series C, 5.45%, 9/01/27	6,435,000	6,437,445
Series C, 5.50%, 9/01/29	855,000	872,989
Series C, 5.50%, 9/01/35	1,035,000	1,056,652
Series C, 5.50%, 9/01/35	3,995,000	3,996,518
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,349,655
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,614,300
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County
Securitization Corp., 5.70%, 6/01/46	3,000,000	2,658,720
California Educational Facilities Authority Revenue,
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	271,890
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	668,849
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,460,180
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,931,110
FGIC Insured, 6.00%, 8/01/19	30,000	30,722
California State Health Facilities Financing Authority Revenue,
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,153,378
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,792,520
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.25%, 2/01/24	5,000,000	5,613,900
5.375%, 2/01/29	7,000,000	7,864,150
5.50%, 2/01/39	10,600,000	11,928,286
5.25%, 2/01/46	15,965,000	16,359,974
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,128,310
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,358,376
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,935,085
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,066,070
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,346,600
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,706,380
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,415,000
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,652,020
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,164,900

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,977,390
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,418,090
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,673,820
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,599,840
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,595,840
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,140,054
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%, 8/01/44	2,450,000	2,739,492
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	849,188
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,120,635
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,645,650
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,698,390
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,504,775
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,327,225
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,919,434
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,736,520
California Baptist University, Series A, 5.125%, 11/01/23	715,000	763,070
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,768,356
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,606,235
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,600,650
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,979,300
Cottage Health System Obligation Group, Refunding, 5.00%, 11/01/43	7,300,000	8,351,419
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,765,040
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,740,021
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded, 5.20%, 10/01/37	3,500,000	4,026,960
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,984,490
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	38,738,871
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,094,890
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	17,300,000	18,912,533
Loma Linda University Medical Center, Refunding, Series A, 5.50%, 12/01/54	20,000,000	22,194,800
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,872,535
Monterey Institute International, 5.50%, 7/01/31	8,275,000	9,540,248
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	4,955,000	5,107,862
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,411,108
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,164,919
Centinela Valley UHSD, GO, County of Los Angeles,
Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,767,659
Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	7,620,480
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,481,952
8/01/40	6,730,000	1,435,509
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,508,504
Chula Vista CFD Special Tax,
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,470,000	1,488,110
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,565,000	2,594,087
No. 2001-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,175,490
City of Fullerton Special Assessment, Community Facilities District No. 2, Amerige Heights,
4.00%, 9/01/24	110,000	117,341
5.00%, 9/01/34	1,100,000	1,176,087
5.00%, 9/01/44	2,500,000	2,623,400
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn.,
8/01/27	7,500,000	4,900,050
8/01/28	3,000,000	1,864,200
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	2,347,615
8/01/43	3,000,000	786,180
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	1,067,410
4/01/48	6,350,000	6,650,038
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,724,706
6.75%, 8/01/34	4,000,000	4,831,640
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,322,425

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
6.00%, 8/01/42	3,460,000	3,557,676
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,248,000
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,840,075
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	770,878
Corona-Norco USD Special Tax, Series A, Pre-Refunded,
5.35%, 9/01/26	1,005,000	1,025,100
5.40%, 9/01/36	2,530,000	2,580,600
[b]Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,825,000	4,230,850
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects,
Series B, 7.75%, 10/01/27	3,795,000	4,564,284
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,885,000	5,209,071
Dana Point CFD Special Tax No. 2006-1, 5.00%,
9/01/38	1,000,000	1,085,640
9/01/45	2,500,000	2,702,800
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,531,443
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	16,651,780
Eastern Municipal Water District CFD Special Tax, No. 2001-01, French Valley, Improvement, Refunding, 5.00%, 9/01/36	1,800,000	2,035,386
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,910,678
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,015,060
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,107,744
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,764,406
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,292,832
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	4,817,890
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,339,596
9/01/37	5,810,000	6,481,752
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	21,250,500
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	8,505,730
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,960,800
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	20,696,620
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,961,500
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,943,643
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,384,500
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,
8/01/32	3,635,000	1,701,035
8/01/33	3,705,000	1,641,945
8/01/35	4,120,000	1,641,614
Hartnell Community College District GO, Capital Appreciation, Monterey and San Benito Counties, Election of 2002, Series
D, zero cpn.,
8/01/44	30,000,000	4,176,000
8/01/49	10,000,000	2,028,800
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,230,240
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to
8/01/15, 6.75% thereafter, 8/01/40	3,500,000	4,278,995
[b]Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	755,000	760,059
6.50%, 9/01/31	5,705,000	5,736,606
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,732,724
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,196,980
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,231,633
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,296,512
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,298,549
5.15%, 9/01/35	3,000,000	3,051,840
Inland Valley Development Agency Successor Agency Tax Allocation, Refunding, Series A,
5.25%, 9/01/37	7,500,000	8,573,400
5.00%, 9/01/44	9,000,000	9,967,860
Irvine Special Tax Revenue, CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%,
9/01/39	1,000,000	1,127,140
9/01/44	1,500,000	1,677,810

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
9/01/49	2,750,000	3,059,568
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	3,078,154
Jurupa PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,481,250
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,546,116
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,892,115
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,176,162
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,404,171
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,385,040
Lake Elsinore Special Tax,
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	771,098
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	651,726
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,226,285
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,256,458
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	915,869
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,790,000	2,792,148
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,475,000	5,480,201
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	2,020,525
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	761,429
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School Districts, Refunding,
5.40%, 2/01/29	475,000	475,128
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas,
6.875%, 8/01/34	2,000,000	2,353,880
6.875%, 8/01/39	830,000	976,860
Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,459,388
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	5,946,213
Lathrop Financing Authority Revenue, Mossdale Village, Refunding, Series A,
6.00%, 9/02/28	1,050,000	1,235,546
6.00%, 9/02/29	1,115,000	1,300,469
6.00%, 9/02/30	1,130,000	1,311,704
5.50%, 9/02/35	3,850,000	4,155,960
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	1,475,000	1,602,219
5.375%, 9/01/35	1,095,000	1,186,914
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC
Insured, 4.00%, 8/01/34	1,000,000	1,044,630
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28,
6.10% thereafter, 8/01/45	6,500,000	4,146,545
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,318,759
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,
8/01/34	1,500,000	1,143,900
8/01/42	4,500,000	3,390,210
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%,
6/01/30	2,200,000	2,522,102
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior Series B, 5.00%, 5/15/40	3,945,000	4,610,877
Subordinate, Refunding, Series C, 5.00%, 5/15/34	3,135,000	3,685,193
Subordinate, Refunding, Series C, 5.00%, 5/15/35	4,425,000	5,180,392
Subordinate, Refunding, Series C, 5.00%, 5/15/38	4,765,000	5,546,603
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	44,693,187
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	4,869,016
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	5,648,400
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	2,049,240
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,498,250
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	2,171,300
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	1,960,000	1,963,469
Improvement Area A, 6.00%, 9/01/34	3,490,000	3,495,340
Improvement Area B, 6.00%, 9/01/27	1,275,000	1,276,007
Improvement Area B, 6.00%, 9/01/34	3,485,000	3,487,021
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	673,940
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,378,090
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	6,374,280
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,398,537

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	6,017,050
Oakley PFAR, Contra Costa County, Refunding,
5.30%, 9/02/34	995,000	1,107,316
BAM Insured, 5.00%, 9/02/36	1,500,000	1,679,145
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,751,160
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,674,250
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	16,633,120
6.125%, 9/15/40	1,500,000	1,799,805
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,973,384
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,679,500
6.75%, 11/01/39	15,550,000	17,294,088
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	2,475,500
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	3,347,400
Perris CFD No. 2001-1 Special Tax, Improvement Area No. 4, May Farms, Series A,
5.10%, 9/01/30	865,000	878,529
5.15%, 9/01/35	1,075,000	1,090,534
Perris CFD No. 2001-2 Special Tax, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,794,840
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,401,058
Perris CFD No. 2005-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,085,000	1,085,282
5.20%, 9/01/24	1,440,000	1,440,605
5.25%, 9/01/29	3,430,000	3,431,441
5.30%, 9/01/35	4,025,000	4,026,328
Perris Joint Powers Authority Local Agency Revenue,
CFD, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,279,708
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,141,320
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,154,294
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,950,429
5.35%, 10/01/36	3,410,000	3,410,648
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,499,663
Perris UHSD Financing Authority Revenue, 5.00%, 9/01/41	2,725,000	3,054,916
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,675,000	6,681,074
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,568,970
8/01/52	15,000,000	1,865,700
Pomona USD, GO, Series F, BAM Insured, 5.00%, 8/01/39	2,500,000	2,867,400
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	6,101,050
Poway USD Special Tax,
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,960,000	6,016,084
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,915,000	4,947,586
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	5,363,045
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,245,303
5.375%, 9/01/30	1,650,000	1,657,970
5.375%, 9/01/37	7,130,000	7,385,468
5.50%, 9/01/37	2,635,000	2,648,807
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,423,383
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,160,760
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	4,187,480
Rio Elementary School District CFD No. 1, Special Tax,
5.50%, 9/01/39	7,750,000	8,662,795
Pre-Refunded, 5.20%, 9/01/35	1,000,000	1,000,000
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85%
thereafter, 8/01/42	13,000,000	10,877,620
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	2,188,968
8/01/43	8,750,000	2,217,950
Riverside County CFD Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,524,945
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,789,287
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,174,787
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,427,350

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,194,430
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,477,140
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%, 10/01/37	6,000,000	6,109,920
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,
5.75%, 6/01/44	5,000,000	5,799,100
zero cpn., 6/01/43	7,500,000	2,146,050
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,755,380
Riverside USD Special Tax,
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,343,200
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,080,600
CFD No. 15, Improvement Area No. 2, Series A, 5.15%, 9/01/25	1,730,000	1,747,300
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/30	1,230,000	1,242,300
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/35	1,500,000	1,515,000
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,565,700
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	3,103,321
Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake,
Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,228,567
Improvement Area No. 2, 5.375%, 9/01/38	2,995,000	3,005,393
Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,599,300
Roseville Special Tax, CFD No. 1,
Fiddyment Ranch, 5.00%, 9/01/19	980,000	999,002
Fiddyment Ranch, 5.125%, 9/01/21	980,000	998,003
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,983,423
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,906,792
Public Facilities, 5.00%, 9/01/29	500,000	514,080
Public Facilities, 5.00%, 9/01/34	1,100,000	1,107,436
Public Facilities, 5.00%, 9/01/39	1,885,000	1,884,981
Public Facilities, 5.00%, 9/01/44	1,650,000	1,639,919
Stone Point, 6.375%, 9/01/24	1,440,000	1,449,619
Stone Point, 6.375%, 9/01/28	2,060,000	2,071,474
Westpark, 5.15%, 9/01/30	5,500,000	5,518,480
Westpark, 5.20%, 9/01/36	2,500,000	2,506,700
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	1,007,120
5.25%, 9/01/37	1,600,000	1,610,688
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	2,278,800
8/01/39	15,000,000	5,284,800
8/01/42	10,750,000	3,174,690
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured,
5.00%, 10/01/44	2,000,000	2,252,640
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,605,570
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	3,383,771
San Bernardino County Special Tax, CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,029,865
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,931,500
7.50%, 12/01/41	5,000,000	6,205,000
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,509,506
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,353,640
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	1,490,000	1,483,578
9/01/16	1,500,000	1,418,325
9/01/19	1,800,000	1,408,896
9/01/20	1,800,000	1,321,146
9/01/21	1,800,000	1,241,694
9/01/22	1,900,000	1,227,552
9/01/23	1,900,000	1,152,882
9/01/24	1,900,000	1,083,646
9/01/25	1,900,000	1,012,776
9/01/26	1,900,000	950,703
9/01/27	1,900,000	891,366
9/01/28	1,900,000	836,741
San Diego USD, GO, Election of 2008,
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	9,438,400

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	16,429,843
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	3,548,630
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	6,780,510
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,985,200
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,745,750
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,219,780
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,216,270
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,614,761
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,819,875
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	3,109,700
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,337,850
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,015,350
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero
cpn., 8/01/30	3,900,000	1,829,568
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	13,732,082
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	13,384,778
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	26,426,888
Refunding, Series B, 5.25%, 1/15/44	35,000,000	37,911,650
Refunding, Series B, 5.25%, 1/15/49	75,000,000	80,925,000
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/28	13,245,000	13,721,290
4.25%, 8/01/36	5,000,000	5,056,900
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,655,000	1,656,539
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,692,930
5.375%, 9/01/38	2,500,000	2,799,575
6.00%, 9/01/42	5,000,000	5,666,050
5.50%, 9/01/44	3,300,000	3,706,197
Santa Ana College Improvement District No. 1 of Rancho Santiago Community College District GO, Election 2012, Series A,
5.00%, 8/01/39	3,750,000	4,337,438
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00%
thereafter, 8/01/36	8,000,000	7,558,160
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,099,785
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,366,420
9/01/43	10,000,000	11,190,800
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,148,390
8/01/41	2,820,000	3,365,811
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,503,150
6.00%, 9/01/43	3,500,000	3,987,375
Saugus USD Special Tax,
CFD No. 2005-1, 5.30%, 9/01/36	2,000,000	2,015,940
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,066,400
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,067,620
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	2,001,540
Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,158,947
Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,511,650
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,291,218
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,240,990
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,720,000	1,741,345
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	2,699,397
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,525,120
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,205
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	7,890,600
[b,d]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	175,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,273,211
5.875%, 6/01/35	1,660,000	1,794,991
6.00%, 6/01/45	6,180,000	6,686,142

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	3,147,049
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,515,905
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,860,000	1,923,426
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,183,300
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	650,728
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,181,350
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation,
Refunding, Series C, zero cpn., 6/01/46	25,000,000	870,750
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,413,300
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	3,007,890
5.75%, 9/01/29	2,975,000	2,982,081
5.25%, 9/01/30	5,050,000	5,060,858
5.80%, 9/01/35	4,530,000	4,537,520
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,947,454
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	12,229,900
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,529,663
Tustin CFD No. 07-1 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,165,478
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,107,320
6.00%, 9/01/40	3,000,000	3,352,710
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,730,941
Val Verde USD Special Tax Revenue, Refunding, 5.00%,
9/01/29	3,200,000	3,581,728
9/01/37	2,000,000	2,203,220
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,765,000	3,768,125
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,471,175
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	2,309,793
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,114,553
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,
7.25%, 9/01/31	1,000,000	1,277,490
7.50%, 9/01/42	5,000,000	6,444,450
William S. Hart UHSD, CFD No. 2005-1 Special Tax,
5.30%, 9/01/36	2,500,000	2,525,000
Refunding, 5.00%, 9/01/36	2,505,000	2,799,363
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,237,540
3/01/41	1,500,000	1,823,025
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,452,240
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,087,640
5.375%, 9/01/30	1,800,000	2,010,942
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,184,420
5.75%, 6/01/38	5,485,000	5,711,025
		1,764,387,460
U.S. Territories 4.3%
Guam 1.2%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	6,745,000	7,099,787
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,856,070
Series A, 7.00%, 11/15/39	5,000,000	5,890,200
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,505,680
		24,351,737
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,395,000	1,422,984
Puerto Rico 3.0%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	10,368,900
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	5,855,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,390,060
Series A, 7.00%, 7/01/33	25,000,000	14,567,250

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Series A, 6.75%, 7/01/36	11,735,000	6,837,280
Series A, 7.00%, 7/01/43	5,000,000	2,912,550
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,274,610
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	13,598,760
		62,804,410
Total U.S. Territories		88,579,131
Total Municipal Bonds (Cost $1,673,305,437)		1,852,966,591
Total Investments before Short Term Investments (Cost $1,677,440,645)		1,857,104,974
Short Term Investments 3.4%
Municipal Bonds 3.4%
California 3.4%
[e]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	11,800,000	11,800,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	28,600,000	28,600,000
[e]Los Angeles Department of Water and Power Revenue, Water System, Series B, Sub Series B-2, Daily VRDN and Put,
0.01%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $69,600,000)		69,600,000
Total Investments (Cost $1,747,040,645) 93.5%		1,926,704,974
Other Assets, less Liabilities 6.5%		134,338,173
Net Assets 100.0%		$2,061,043,147

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2015, the aggregate value of these securities was $15,040,898, representing 0.73% of net assets.
c Income may be received in additional securities and/or cash.
d Defaulted security or security for which income has been deemed uncollectible.
e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
PIK - Payment-In-Kind
PUD - Public Utility District
RDA - Redevelopment Agency/Authority

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)

UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 94.9%
Tennessee 87.9%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,144,270
Blount County PBA Revenue, Local Government Public Improvement,
Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28	425,000	474,461
Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32	1,590,000	1,764,868
Refunding, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	675,000	762,979
Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/32	975,000	1,102,081
Bristol Electric System Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,075,000	1,100,510
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,309,325
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	578,765
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	909,114
Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,833,009
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,194,220
Series A, 5.00%, 9/01/34	2,000,000	2,313,960
Series A, 5.00%, 9/01/35	3,185,000	3,677,815
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,579,471
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,437,800
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,417,270
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,432,510
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/24	2,000,000	2,047,460
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,423,454
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,053,700
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL Insured, 5.00%,
4/01/31	1,000,000	1,071,440
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,
5.00%, 9/01/44	4,400,000	5,036,152
Improvement, NATL Insured, 5.00%, 9/01/35	3,700,000	4,017,460
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,369,162
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,336,270
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,115,430
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	260,000	260,512
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,172,171
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,044,807
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,178,790
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,933,415
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,080,120
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,623,631
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn., 1/01/36	2,000,000	695,080
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,681,225
4/01/36	5,000,000	5,249,300
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,705,695
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,185,960
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/37	3,000,000	3,011,010
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	2,370,000	2,370,000
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,455,000	2,765,435
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	1,023,290
5.00%, 3/01/32	1,300,000	1,441,258
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,045,189
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	6,057,150
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,173,350
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,283,673

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust

Statement of Investments, February 28, 2015 (unaudited) (continued)
Refunding, 5.00%, 5/01/36	4,135,000	4,653,612
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,927,125
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,495,300
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,493,750
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,776,228
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,846,400
Metropolitan Government of Nashville and Davidson County Electric System Revenue, Series A, 5.00%,
5/15/33	3,000,000	3,325,530
5/15/36	3,500,000	3,941,525
5/15/39	4,000,000	4,635,200
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,787,000
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,330,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt
University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,254,960
Series A, 5.50%, 10/01/29	3,500,000	4,161,115
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Public Improvement, Ballpark
Project, Series A, 5.00%,
8/01/38	3,000,000	3,407,100
8/01/43	2,075,000	2,348,381
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,406,425
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,194,946
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C,
5.00%, 11/15/40	10,000,000	11,115,200
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,447,713
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,844,300
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,532,600
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,255,050
South Blount County Utility District Waterworks Revenue, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/33	1,000,000	1,139,900
5.25%, 12/01/39	3,310,000	3,779,722
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,890,000	2,926,732
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,105,000	1,159,731
Series 2C, 3.80%, 7/01/43	1,905,000	1,914,030
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,386,760
Refunding, Series B, 5.00%, 11/01/26	3,255,000	3,993,201
Refunding, Series B, 5.00%, 11/01/30	1,545,000	1,848,191
Refunding, Series B, 5.00%, 11/01/33	2,015,000	2,391,543
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/26	1,250,000	1,259,675
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/30	3,000,000	3,023,220
Series A, Pre-Refunded, 5.00%, 5/01/34	3,555,000	3,752,765
Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,583,760
West Wilson Utility District of Wilson County Water Revenue, 5.00%, 6/01/33	3,000,000	3,487,290
		252,309,997
U.S. Territories 7.0%
Guam 1.9%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding,
5.25%, 6/01/32	1,680,000	1,669,802
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,629,374
		5,299,176
Puerto Rico 5.1%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,850,050
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,412,550
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	8,000,000	5,849,040

Franklin Municipal Securities Trust
Statement of Investments, February 28, 2015 (unaudited) (continued)
Series C, 5.50%, 8/01/40	4,000,000	2,655,040
		14,766,680
Total U.S. Territories		20,065,856
Total Municipal Bonds (Cost $257,101,547) 94.9%		272,375,853
Other Assets, less Liabilities 5.1%		14,549,864
Net Assets 100.0%		$286,925,717

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
IDB - Industrial Development Bond/Board
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California High	Tennessee
	Yield Municipal	Municipal Bond
	Fund	Fund

Cost of investments	$1,745,648,573	$256,941,812

Unrealized appreciation	$230,628,164	$21,882,954
Unrealized depreciation	(49,571,763)	(6,448,913)
Net unrealized appreciation (depreciation)	$181,056,401	$15,434,041

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$	- $	-	$611,323	$611,323
Corporate Bonds		-	3,527,060	-	3,527,060
Municipal Bonds		-	1,849,959,341	3,007,250	1,852,966,591
Short Term Investments		-	69,600,000	-	69,600,000
Total Investments in Securities	$	- $	1,923,086,401	$3,618,573	$1,926,704,974

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	272,375,853	$-	$272,375,853

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015